May 2, 2007

VIA EDGAR

The United States Securities

    and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Genworth Life of New York VA Separate Account 1 Genworth Life Insurance Company of New York File Nos. 333-47016; 811-08475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life of New York VA Separate Account 1 (the “Separate Account”) and Genworth Life Insurance Company of New York (the “Company”), we certify that the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 28 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 25, 2007, and became effective on May 1, 2007.

Please contact the undersigned at 804.289.3545 should you have any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas

Michael D. Pappas

Associate General Counsel